Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
OPERATING ACTIVITIES
Net income	$ 48,346	$ 35,757
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	60,687	40,026
Amortization and write-off of deferred financing cost	1,505	2,788
Amortization of deferred dry dock and special survey costs	146	0
Changes in operating assets and liabilities:
Net decrease/(increase) in restricted cash	2	(1)
Decrease/(increase) in accounts receivable	5,307	(14,728)
Decrease in prepaid expenses and other current assets	1,238	34
Decrease in other long term assets	5	33
Payments for dry dock and special survey costs	(2,735)	0
(Decrease)/increase in accounts payable	(124)	269
(Decrease)/increase in accrued expenses	(601)	179
Increase/(decrease) in deferred voyage revenue	159	(6,388)
Increase/(decrease) in amounts due to related parties	2,462	(6,823)
Net cash provided by operating activities	116,397	51,146
INVESTING ACTIVITIES:
Acquisition of vessels	(36,854)	0
Deposits for acquisition of vessels	0	(3,361)
Loans receivable from affiliates	(303)	0
Increase in restricted cash	0	(98,179)
Release of restricted cash for vessel acquisitions	33,429	0
Net cash used in investing activities	(3,728)	(101,540)
FINANCING ACTIVITIES:
Cash distributions paid	(68,047)	(59,872)
Proceeds from issuance of general partner units	2,233	1,494
Proceeds from issuance of common units, net of offering costs	104,499	69,770
Proceeds from long term debt, net of discount	0	245,000
Net decrease in restricted cash	0	28,700
Repayment of long-term debt and payment of principal	(3,184)	(199,689)
Debt issuance costs	0	(4,792)
Net cash provided by financing activities	35,501	80,611
Increase in cash and cash equivalents	148,170	30,217
Cash and cash equivalents, beginning of period	35,346	32,132
Cash and cash equivalents, end of period	183,516	62,349
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	12,683	3,959
Non-cash financing activities
Due to related parties	529	0
Acquisition of vessels	$ (529)	$ 0